Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Reverse Stock Split on Earnings Per Share

The following table presents the impact of the reverse share splits on earnings per share:

Year ended	As Previously Reported	Adjusted for Reverse Share Split
Earnings per share – basic and diluted*

December 31, 2023 (US$)	0.20	353,254.27
December 31, 2024 (US$)	0.08	98,427.54

Weighted average number of ordinary shares used in computing earnings – basic and diluted*

December 31, 2023 (Number of ordinary shares)	38,027,579	22
December 31, 2024 (Number of ordinary shares)	100,718,632	80